Critical Accounting Estimates and Significant Judgements - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Aircraft	Feb. 09, 2022 Aircraft	Nov. 12, 2021
Disclosure of changes in accounting estimates [line items]
Estimation of revenue recognition increased	$ 98.9
Estimation of revenue recognition decreased	$ 88.7
Hypothetical scenario increase decrease in estimated cost percentage	10.00%
Brazilian Air Force [member] | Related parties [member]
Disclosure of changes in accounting estimates [line items]
Contract with customer contract amendments cumulative adjustment	$ 40.9
Contract with customer number of aircrafts agreed to sell | Aircraft	28	22
Contract with customer contract amendments cumulative adjustment percentage			25.00%